Fair values - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
At fair value
Financial instruments
Financial assets (liabilities)	€ 417,254	€ 75,601
Financial assets (liabilities) at fair value	417,254	75,601
Amortised cost, liabilities | Non-current loan liabilities | Level 3
Financial instruments
Financial liabilities	326,344	331,019
Financial liabilities, at fair value	336,412	347,890
Fair value through profit and loss, liabilities
Financial instruments
Financial liabilities, at fair value	(10,447)	(6,381)
Fair value through profit and loss, liabilities | Level 2
Financial instruments
Financial liabilities, at fair value	(9,344)
Fair value through profit and loss, liabilities | Level 3
Financial instruments
Financial liabilities, at fair value	(1,103)	(6,381)
Fair value through profit and loss, liabilities | Derivative financial instruments, liabilities | At fair value
Financial instruments
Financial liabilities	(9,344)
Financial liabilities, at fair value	(9,344)
Fair value through profit and loss, liabilities | Contingent consideration | At fair value
Financial instruments
Financial liabilities	(1,103)	(6,381)
Financial liabilities, at fair value	(1,103)	(6,381)
Fair value through other comprehensive income
Financial instruments
Financial assets, at fair value	158,908	59,350
Fair value through other comprehensive income | Level 1
Financial instruments
Financial assets, at fair value	158,908	59,350
Fair value through other comprehensive income | Investments | At fair value
Financial instruments
Financial assets	158,908	59,350
Financial assets, at fair value	158,908	59,350
Fair value through profit and loss, assets
Financial instruments
Financial assets, at fair value	268,793	22,632
Fair value through profit and loss, assets | Level 1
Financial instruments
Financial assets, at fair value	244,866
Fair value through profit and loss, assets | Level 2
Financial instruments
Financial assets, at fair value		3,343
Fair value through profit and loss, assets | Level 3
Financial instruments
Financial assets, at fair value	23,927	19,289
Fair value through profit and loss, assets | Long-term investments | At fair value
Financial instruments
Financial assets	268,793	19,289
Financial assets, at fair value	€ 268,793	19,289
Fair value through profit and loss, assets | Derivative financial instruments, assets | At fair value
Financial instruments
Financial assets		3,343
Financial assets, at fair value		€ 3,343